Fair Value of Financial Instruments - Schedule of Warrants Using Monte-carlo Option Pricing Model Assumption (Details)	Jun. 30, 2021	Dec. 31, 2020
Expected life (in years)		4 years
Minimum [Member]
Expected life (in years)	2 months 1 day
Maximum [Member]
Expected life (in years)	3 years 2 months 30 days
Expected Volatility [Member]
Fair value measurement	94	87
Risk Free Interest Rate [Member]
Fair value measurement	0.46	0.27